Income Taxes - Components of Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total income/(loss) before income taxes and noncontrolling interest	$ 18,687	$ (16,980)	$ 5,274
Argentina
Total income/(loss) before income taxes and noncontrolling interest	(14,031)	(1,661)	(11,669)
Paraguay
Total income/(loss) before income taxes and noncontrolling interest	5,942	3,971	1,719
Uruguay
Total income/(loss) before income taxes and noncontrolling interest	49,465	33,076	40,843
Panama
Total income/(loss) before income taxes and noncontrolling interest	(16,283)	(18,731)	(18,707)
Marshall Islands
Total income/(loss) before income taxes and noncontrolling interest	(6,716)	(33,424)	(6,312)
Others
Total income/(loss) before income taxes and noncontrolling interest	$ 310	$ (211)	$ (600)